Remaining performance obligations (Notes)	12 Months Ended
Sep. 30, 2019
Disclosure of performance obligations [abstract]
Remaining performance obligations
Remaining performance obligations
Remaining performance obligations relates to Company’s performance obligations that are partially or fully unsatisfied under fixed-fee arrangements for which the term of the contract is over one year.
The amount of the selling price allocated to remaining performance obligations as at September 30, 2019 is $964,052,000 and is expected to be recognized as revenue within weighted an average of 1.6 years.